Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	over the shorter of lease terms or estimated useful lives of the assets
Minimum | Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum | Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum | Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum | Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years